Property, Plant & Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 2,374,376	$ 2,099,993
Less: accumulated depreciation	1,200,688	1,105,339
Property, plant and equipment, net	1,173,688	994,654	$ 903,632
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	128,353	105,960
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	779,124	715,649
Machinery, equipment and other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 1,466,899	$ 1,278,384